FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Analysis of Financial Instruments Balances) (Details) - ILS (₪) ₪ in Millions		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents		₪ 308		₪ 376	₪ 299	₪ 416
Short term deposits		344		411
Trade receivables		571		560
Other receivables		13		8
Non- current assets
Long term deposits		280		155
Trade receivables		245		232
TOTAL ASSETS		5,393		5,125
Current liabilities
Current maturities of notes payable and borrowings		268		290
Trade payables		705		666
Other payables		185		127
Current maturities of lease liabilities		125		120
Non- current liabilities
Notes payable		1,224		1,219
Borrowings from banks		184		86
Financial liability at fair value				4	₪ 28
Other non-current liabilities		35		64
Lease liabilities		595		582
TOTAL LIABILITIES		3,534		3,402
Accounts that were set-off under enforceable netting arrangements
Trade receivables, net		816		792
In or linked to USD [Member]
Current assets
Cash and cash equivalents		2		2
Short term deposits		14
Trade receivables	[1]	35		29
Non- current assets
TOTAL ASSETS		51		31
Current liabilities
Trade payables	[1]	127		92
Current maturities of lease liabilities			[2]	1
Non- current liabilities
Lease liabilities		2		2
TOTAL LIABILITIES		129		95
In or linked to other foreign currencies (mainly EURO) [Member]
Current assets
Cash and cash equivalents		3		4
Trade receivables	[1]	3		7
Non- current assets
TOTAL ASSETS		6		11
Current liabilities
Trade payables	[1]	13		11
Non- current liabilities
TOTAL LIABILITIES		13		11
NIS unlinked [Member]
Current assets
Cash and cash equivalents		303		370
Short term deposits		330		411
Trade receivables	[1]	533		524
Other receivables		46		7
Non- current assets
Long term deposits		280		155
Trade receivables		245		232
TOTAL ASSETS		1,737		1,699
Current liabilities
Current maturities of notes payable and borrowings		268		290
Trade payables	[1]	565		534
Other payables		133		70
Non- current liabilities
Notes payable		1,224		1,219
Borrowings from banks		184		86
Financial liability at fair value				4
Other non-current liabilities				30
TOTAL LIABILITIES		2,374		2,233
NIS linked to CPI [Member]
Non- current assets
TOTAL ASSETS
Current liabilities
Trade payables	[1]			29
Current maturities of lease liabilities		125		119
Non- current liabilities
Lease liabilities		593		580
TOTAL LIABILITIES		718		728
Total [Member]
Current assets
Cash and cash equivalents		308		376
Short term deposits		344		411
Trade receivables	[1]			560
Other receivables		46		7
Non- current assets
Long term deposits		280		155
Trade receivables		245		232
TOTAL ASSETS		1,794		1,741
Current liabilities
Current maturities of notes payable and borrowings		268		290
Trade payables	[1]	705		666
Other payables		133		70
Current maturities of lease liabilities		125		120
Non- current liabilities
Notes payable		1,224		1,219
Borrowings from banks		184		86
Financial liability at fair value				4
Other non-current liabilities				30
Lease liabilities		595		582
TOTAL LIABILITIES		3,234		3,067
In or linked to foreign currencies [Member]
Accounts that were set-off under enforceable netting arrangements
Trade receivables gross amounts	[1]	111		104
Set-off	[1]	(73)		(68)
Trade receivables, net	[1]	38		36
Trade payables gross amounts	[1]	213		171
Set-off	[1]	(73)		(68)
Trade payables, net	[1]	₪ 140		₪ 103

[1]	Accounts that were set-off under enforceable netting arrangements
[2]	Representing an amount of less than 1 million